Consolidated income statement (Parenthetical) $ in Millions, € in Billions		3 Months Ended	12 Months Ended
		Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Face Statements [Line Items]
Interest revenue for financial assets measured at amortised cost			$ 88,657	$ 45,994	$ 30,916
Interest revenue for financial assets measured at fair value through other comprehensive income			12,134	6,293	4,337
Interest expense for financial liabilities not at fair value through profit or loss			62,095	20,798	8,227
Goodwill impairment	[1]		0	0	587
Loss on net monetary positions, hyperinflation			1,667	678	576
Disposal loss on treasury markets repositioning			977
Depreciation of right-of-use assets			663	$ 717	$ 878
Retail banking operations in France
Disclosure Of Face Statements [Line Items]
Net impairment reversal			$ (100)
Goodwill impairment		$ 400

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.